Nature of Operations, Basis of Presentation and Going Concern (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Oct. 15, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reverse stock splits	As a result of the Reverse Split, each (100) shares on common stock issued and outstanding prior to the Reverse Split were converted into one (1) share of common stock.	As a result of the Reverse Split, each 100 shares of common stock issued and outstanding prior to the Reverse Split were converted into one (1) common stock.	As a result of the Reverse Splits, each 100 shares of common stock issued and outstanding prior to the Reverse Splits were converted into one (1) common stock. All share and per share numbers in these financial statements have been revised retroactively to take into account this Reverse Split.
Net loss			$ (80,555)	$ (9,034)	$ (95,774)	$ (270)
Net cash flows in operating activities			150,744		12,481
Accumulated deficit			$ (413,649)		$ (333,094)	$ (237,320)